                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            August 12, 2011
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      33
Form 13F Information Table Value Total: 240,670 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                   30-Jun-11

                               Security    System    Market            Sh/  Put/  Invstmt   Other
Name of Issuer                   Type       Cusip    Value   Quantity  Prn  Call  Dscretn  Managers   Sole   Shared  None
--------------------------------------------------------------------------------------------------------------------------
Activision Blizzard Inc        COM        00507V109    9933    850430  SH         Sole               850430
Akamai Technologies Inc        COM        00971T101   13393    425583  SH         Sole               425583
Amdocs LTD                     ORD        G02602103    8715    286779  SH         Sole               286779
Arris Group Inc                COM        04269Q100    4853    417987  SH         Sole               417987
CBS Corp New                   CL B       124857202    6748    236861  SH         Sole               236861
Cadence Design System Inc      COM        127387108    6019    569998  SH         Sole               569998
Carter Inc                     COM        146229109    5025    163377  SH         Sole               163377
Casey's Gen Stores Inc         COM        147528103    6097    138573  SH         Sole               138573
Chemtura Corp                  COM NEW    163893209    5532    303935  SH         Sole               303935
CoreLogic Inc                  COM        21871D103    5958    356579  SH         Sole               356579
Dish Network Corp              CL A       25470M109    4324    140981  SH         Sole               140981
Donnelley R R & Sons Co        COM        257867101    6735    343467  SH         Sole               343467
Expedia Inc Del                COM        30212P105   10982    378827  SH         Sole               378827
First Amern Finl Corp          COM        31847R102    5185    331298  SH         Sole               331298
Hanesbrands Inc                COM        410345102   10527    368732  SH         Sole               368732
Hartford Finl Svcs Group Inc   W          416515120    3137    175811  SH         Sole               175811
Interactive Brokers Group Inc  COM        45841N107    6260    399972  SH         Sole               399972
Intralinks Hldgs Inc           COM        46118H104    4169    241244  SH         Sole               241244
JDA Software Group Inc.        COM        46612K108    8003    259068  SH         Sole               259068
Kinetic Concepts Inc           COM NEW    49460W208   11443    198559  SH         Sole               198559
Lear Corp                      COM NEW    521865204    5398    100942  SH         Sole               100942
Lexmark Intl New               CL A       529771107    6411    219088  SH         Sole               219088
Marvell Technology Group Ltd   ORD        G5876H105    6683    452643  SH         Sole               452643
Motorola Solutions Inc         COM NEW    620076307    4277     92902  SH         Sole                92902
NCR Corp New                   COM        62886E108    9407    497992  SH         Sole               497992
Omnicare Inc                   COM        681904108    9369    293780  SH         Sole               293780
P F Changs China Bistro Inc    COM        69333Y108    7537    187290  SH         Sole               187290
Rent A Center Inc New          COM        76009N100    5706    186710  SH         Sole               186710
SPDR S&P 500 ETF TR            PUT        78462F953    8672    128000  SH   PUT   Sole               128000
Sprint Nextel Corp             COM SER 1  852061100    5277    978952  SH         Sole               978952
Staples Inc                    COM        855030102    8386    530732  SH         Sole               530732
Valassis Communications Inc    COM        918866104   10844    357901  SH         Sole               357901
Visteon Corp                   COM NEW    92839U206    9665    141282  SH         Sole               141282